Long-term Investments	12 Months Ended
Dec. 31, 2014
Long-term Investments
Long-term Investments

6.Long-term investments

The carrying amount of the Company’s cost method investments was nil and RMB103,175 (US$16,629) as of December 31, 2013 and 2014, respectively. No impairment of cost method investments occurred for the year ended December 31, 2013 and 2014, respectively.